SCHEDULE OF BASIC AND DILUTED LOSS PER SHARE (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Accounting Policies [Abstract]
Net Income (Loss) Available to Common Stockholders, Diluted		¥ (27,836)	¥ (670,087)	¥ (60,884)
Weighted Average Number of Shares Outstanding, Diluted	[1]	56,302	721	331
Income (Loss) from Continuing Operations, Per Diluted Share		¥ (0.49)	¥ (929.38)	¥ (97.50)
Income (Loss) from Discontinued Operations and Disposal of Discontinued Operations, Net of Tax, Per Diluted Share				¥ (86.47)

[1]	On March 31, 2025, the Company effected a 10-for-1 share consolidation of its ordinary shares; on November 21, 2025, the Company completed a 100-for-1 share consolidation of its Class A ordinary shares; and on February 17, 2026, the Company effected a 5-for-1 share consolidation of its ordinary shares; and on June 22, 2026, the Company effected a 10-for-1 share consolidation of its Class A ordinary shares. All share and per share information presented in the accompanying condensed consolidated financial statements have been retrospectively adjusted to reflect these share consolidation events.